Operating revenue	12 Months Ended
Dec. 31, 2020
Operating revenue
Operating revenue

23. Operating revenue

Below, we show the breakdown of the operating revenue presented in the statement of income for the year:

	12/31/2020	12/31/2019	12/31/2018
Recurring / non-recurring revenue	978,421	878,959	763,201
PIS	(6,227)	(5,483)	(4,642)
COFINS	(28,729)	(25,300)	(21,425)
ISS	(23,415)	(20,582)	(17,619)
INSS (Social security)	(36,126)	(32,967)	(29,393)
Other	(7,547)	(6,468)	(4,563)
Total (*)	876,377	788,159	685,559

(*)  The amounts presented include R$ 47,811 (R$ 18,902 as of December 31, 2019) related to Linx Pay Meios de Pagamento Ltda.

The Company and its subsidiaries do not have clients that individually represents more than 2.2% of revenue for years ended December 31, 2020 and 2019.

Table below presents geographical information as required by IFRS 8 – information per segment.

	Geographical information
	12/31/2020	12/31/2019	12/31/2018
Operating revenue
In Brazil	833,535	747,344	646,837
Abroad	42,842	40,815	38,722
	876,377	788,159	685,559

	Geographical information
	12/31/2020	12/31/2019
Assets
In Brazil	2,637,939	2,527,352
Abroad	40,394	36,591
	2,678,333	2,563,943
Liabilities
In Brazil	1,036,342	755,440
Abroad	21,927	18,659
	1,058,269	774,099